Disposal of Assets	12 Months Ended
Dec. 31, 2023
Disclosure Of Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Disposal of assets
B.8	Disposal of assets
(a) Sell-down of Scarborough Joint Venture
On 8 August 2023 the Group entered into a sale and purchase agreement with LNG Japan for the sale of a 10%
non-operating
participating interest in the Scarborough Joint Venture.
As at 31 December 2023, the Group has reclassified $823 million of assets,
being the carrying value of the 10% interest in the Scarborough Joint Venture within the Australia segment, to assets held for sale. Liabilities of $94 million have been reclassified to liabilities directly associated with assets held for sale. No impairment of assets occurred on reclassification to held for sale.
The following assets and liabilities were reclassified as held for sale as at 31 December 2023:

US$m

Assets classified as held for sale
Inventories	4
Oil and gas properties	618
Lease assets	3
Goodwill	197
Other assets	1

Total assets held for sale	823

Liabilities directly associated with assets held for sale
Payables	(26)
Deferred tax liabilities	(61)
Lease liabilities	(7)

Total liabilities directly associated with assets held for sale	(94)

The purchase price is $500
million, subject to adjustments. The total proceeds from the sale are expected to exceed the net carrying value of the assets and liabilities classified as held for sale as LNG Japan will reimburse the Group for its share of expenditure for the Scarborough project from the effective date of 1 January 2022. Delays to the first cargo or cost overruns in specific circumstances may result in payments by Woodside to LNG Japan of up to a maximum of $50 million. The
transaction
is expected to complete in the first quarter of 2024.
Completion of the
transaction
is subject to the remaining Western Australian Government approvals.
In addition to the above, a reduction in the deferred tax liability due to the change to a held for sale basis resulted in a tax benefit of $78 million being recognised for the year ended 31 December 2023.
Recognition and measurement
The Group classifies assets and liabilities as held for sale if their carrying amounts will be recovered principally through sale rather than through continuing use. Such assets and liabilities classified as held for sale are measured at the lower of their carrying amount and fair value less costs to dispose. Costs to dispose are the incremental costs directly attributable to the sale, excluding finance costs and income tax expense.
The criteria for held for sale classification are considered met only when the sale is highly probable, and the asset is available for sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the sale, expected within one year from the date of the classification.
Assets are not depreciated or amortised once classified as held for sale. Assets and liabilities classified as held for sale are presented separately as current items in the statement of financial position.

Assets and liabilities reclassified as held for sale
In addition to the assets and liabilities reclassified as held for sale for the Scarborough Joint Venture, the Group has reclassified $3 million for the North West Shelf vessels to assets held for sale. There are no recognised liabilities associated with the North West Shelf vessels.

Key estimates and judgements

(a) Goodwill allocation

In accordance with
IAS 36 Impairment of assets
, if goodwill has been allocated to a CGU and the entity disposes of an operation within that unit, the goodwill associated with the operation disposed shall be included in the carrying value of the operation when determining the gain or loss on disposal and measured on the basis of the relative values of the operation disposed of and the portion of the CGU retained.

The Pluto-Scarborough CGU includes goodwill allocated from the merger with BHPP in 2022. Judgement is required to determine the amount of goodwill allocated to the 10% participating interest in the Scarborough assets being disposed.

The Group used fair value measurements of Pluto and Scarborough assets within the CGU as a basis
to allocate goodwill between the Pluto and Scarborough assets. The goodwill associated with the participating interest of the Scarborough assets being disposed of was determined based on the percentage participating interest disposed of in proportion to the participating interest being retained.

(b) Sell-down of Train 2
On 15 November 2021 the Group entered into a sale and purchase agreement with Global Infrastructure Partners (GIP) for the sale of a 49%
non-operating
participating interest in the Pluto Train 2 Joint Venture.
As at 31 December 2021, the Group reclassified the carrying value of the 49% interest in the Pluto Train 2 assets to assets held for sale. There were no recognised liabilities associated with the assets held for sale.
The transaction completed on 18 January 2022, reducing the Group’s participating interest from 100% to 51%. The Group recognised an initial pre-tax
gain on sale of $427 million for the year ended 31 December 2022.
The arrangements require GIP to fund its 49% share of capital expenditure from 1 October 2021 and an additional amount of construction capital expenditure of $822 million on behalf of the Group. If the total capital expenditure incurred is less than $5,800 million, GIP will pay Woodside an additional amount equal to 49% of the under-spend. In the event of a cost overrun, Woodside will fund up to $822 million of GIP’s share of the overrun. Delays to the expected start-up
of production will result in payments by Woodside to GIP in certain circumstances. The arrangements include provisions for GIP to be compensated for exposure to additional Scope 1 emissions liabilities above agreed baselines, and to sell its 49% interest back to Woodside if the status of key regulatory approvals materially changes.
Given judgement was used to determine the consideration received, the Group is required to remeasure the variable consideration at each reporting period. As at 31 December 2023, the variable consideration has been reassessed with no revaluation gain or loss being recognised (2022: $71 million revaluation gain recognised as other income, with a corresponding reduction to other liabilities). The fair value of the remaining unpaid funding from GIP has been netted against the other liabilities and will be recognised as oil and gas properties in the future.

Key estimates and judgements

(a) Sell-down of Train 2
Given the arrangements include provisions for GIP to sell its 49% interest back to Woodside if the status of key regulatory environmental approvals materially changes and the requirement for Woodside to fund up to $822 million of GIP’s share in the event of a cost overrun, judgement is required to determine if the sell-down of Train 2 constitutes a sale and if a portion of the transaction price should be considered as variable consideration.

Judgement was used to determine that the sell-down of Train 2 constituted a sale given the various conditions included in the sale and purchase agreement. The Group determined that a sale occurred as control of the 49% interest was passed to GIP on completion date. Control is determined as the ability to direct the use of, and obtain substantially all of the economic benefits of, the associated interest.

Judgement was used to determine if it is highly probable that a significant reversal will not occur in relation to the consideration received. The Group estimated the variable consideration based on the construction capital expenditure cost profile, the development schedule, and assessing the probability and impact of any event which may result in a significant reversal. The constraining estimates of variable consideration have been applied resulting in the initial pre-tax
gain on sale of $427 million for the year ended 31 December 2022.

The variable consideration is remeasured at each reporting period with any changes recognised through the consolidated income statement. As at 31 December 2023, the variable consideration has been reassessed with no revaluation gain or loss being recognised (2022: $71 million revaluation gain recognised as other income).